HEDGING INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of the hedging instruments recorded as liability	$ 33		$ 1,363
Total amount reclassified out of accumulated other comprehensive income (loss) to the statement of operations	1,756	(625)
Payroll and Other Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	1738	-604
Financial Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The ineffective portion of the hedged instrument recorded as a financial income (loss)	$ 18	$ (21)